Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
June 30, 2022
Z30-NPRT1-0822
1.9884240.105
Domestic Equity Funds - 32.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	575,919	6,064,428
Fidelity Series Commodity Strategy Fund (a)	264,192	1,276,049
Fidelity Series Large Cap Growth Index Fund (a)	281,082	3,887,370
Fidelity Series Large Cap Stock Fund (a)	261,427	4,279,566
Fidelity Series Large Cap Value Index Fund (a)	608,192	8,198,432
Fidelity Series Small Cap Opportunities Fund (a)	181,795	2,054,287
Fidelity Series Value Discovery Fund (a)	209,316	3,051,835
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,501,302)		28,811,967

International Equity Funds - 31.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	146,046	1,948,250
Fidelity Series Emerging Markets Fund (a)	123,194	1,015,118
Fidelity Series Emerging Markets Opportunities Fund (a)	558,751	9,141,159
Fidelity Series International Growth Fund (a)	292,855	4,097,046
Fidelity Series International Index Fund (a)	172,753	1,711,982
Fidelity Series International Small Cap Fund (a)	82,163	1,232,446
Fidelity Series International Value Fund (a)	421,257	4,039,857
Fidelity Series Overseas Fund (a)	391,504	4,091,216
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,635,229)		27,277,074

Bond Funds - 35.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	213	2,114
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	349,263	3,003,666
Fidelity Series Corporate Bond Fund (a)	378,419	3,504,155
Fidelity Series Emerging Markets Debt Fund (a)	62,203	452,841
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	18,271	151,651
Fidelity Series Floating Rate High Income Fund (a)	10,222	88,520
Fidelity Series Government Bond Index Fund (a)	540,161	5,174,738
Fidelity Series High Income Fund (a)	58,407	471,344
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	391,211	3,454,395
Fidelity Series Investment Grade Bond Fund (a)	517,852	5,323,514
Fidelity Series Investment Grade Securitized Fund (a)	403,411	3,747,691
Fidelity Series Long-Term Treasury Bond Index Fund (a)	869,441	5,790,479
Fidelity Series Real Estate Income Fund (a)	28,591	295,914
TOTAL BOND FUNDS (Cost $31,722,265)		31,461,080

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 1.18% (a)(b)	820	820
Fidelity Series Short-Term Credit Fund (a)	85	819
Fidelity Series Treasury Bill Index Fund (a)	82	820
TOTAL SHORT-TERM FUNDS (Cost $2,468)		2,459

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $90,861,264)	87,552,580
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	87,552,579

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,298	2,165	-	-	(19)	2,114
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,521	3,159,417	52,188	-	(3,430)	(127,654)	3,003,666
Fidelity Series Blue Chip Growth Fund	74,453	6,570,679	132,896	-	(20,428)	(427,380)	6,064,428
Fidelity Series Canada Fund	25,037	2,116,068	40,216	-	(2,969)	(149,670)	1,948,250
Fidelity Series Commodity Strategy Fund	15,854	1,457,976	20,964	-	(1,095)	(175,722)	1,276,049
Fidelity Series Corporate Bond Fund	47,752	3,793,799	276,717	7,323	(13,185)	(47,494)	3,504,155
Fidelity Series Emerging Markets Debt Fund	5,463	479,606	7,981	1,540	(850)	(23,397)	452,841
Fidelity Series Emerging Markets Debt Local Currency Fund	1,781	156,123	2,825	-	(215)	(3,213)	151,651
Fidelity Series Emerging Markets Fund	11,584	1,056,983	17,403	-	(1,961)	(34,085)	1,015,118
Fidelity Series Emerging Markets Opportunities Fund	107,558	9,542,772	157,981	-	(19,805)	(331,385)	9,141,159
Fidelity Series Floating Rate High Income Fund	1,071	91,866	1,587	267	(43)	(2,787)	88,520
Fidelity Series Government Bond Index Fund	66,801	5,514,197	416,603	5,313	(10,922)	21,265	5,174,738
Fidelity Series Government Money Market Fund 1.18%	1,081	8,208	8,469	4	-	-	820
Fidelity Series High Income Fund	6,425	507,680	15,785	1,646	(831)	(26,145)	471,344
Fidelity Series Inflation-Protected Bond Index Fund	7,704	63,492	70,798	151	(325)	(73)	-
Fidelity Series International Credit Fund	65	-	-	-	-	(7)	58
Fidelity Series International Developed Markets Bond Index Fund	33,178	3,578,037	156,589	20	(6,664)	6,433	3,454,395
Fidelity Series International Growth Fund	50,057	4,318,222	90,789	-	(12,722)	(167,722)	4,097,046
Fidelity Series International Index Fund	21,266	1,812,571	31,198	-	(4,106)	(86,551)	1,711,982
Fidelity Series International Small Cap Fund	15,606	1,335,483	39,109	-	(6,098)	(73,436)	1,232,446
Fidelity Series International Value Fund	50,554	4,402,670	109,545	-	(12,973)	(290,849)	4,039,857
Fidelity Series Investment Grade Bond Fund	70,254	5,718,377	422,655	9,411	(14,359)	(28,103)	5,323,514
Fidelity Series Investment Grade Securitized Fund	49,227	4,009,687	291,628	4,644	(9,464)	(10,131)	3,747,691
Fidelity Series Large Cap Growth Index Fund	46,947	4,127,827	118,604	25,315	(14,395)	(154,405)	3,887,370
Fidelity Series Large Cap Stock Fund	52,337	4,621,886	118,265	-	(12,149)	(264,243)	4,279,566
Fidelity Series Large Cap Value Index Fund	100,274	8,795,658	247,556	-	(24,752)	(425,192)	8,198,432
Fidelity Series Long-Term Treasury Bond Index Fund	54,465	5,991,380	243,354	9,217	(18,306)	6,294	5,790,479
Fidelity Series Overseas Fund	50,330	4,333,870	76,125	-	(12,141)	(204,718)	4,091,216
Fidelity Series Real Estate Income Fund	3,816	308,712	5,883	740	(404)	(10,327)	295,914
Fidelity Series Short-Term Credit Fund	1,083	8,212	8,433	8	(57)	14	819
Fidelity Series Small Cap Opportunities Fund	25,188	2,227,627	49,661	-	(6,338)	(142,529)	2,054,287
Fidelity Series Treasury Bill Index Fund	3,241	26,253	28,671	9	(5)	2	820
Fidelity Series Value Discovery Fund	37,046	3,231,697	100,074	-	(10,106)	(106,728)	3,051,835
	1,065,019	93,371,333	3,362,717	65,608	(241,098)	(3,279,957)	87,552,580

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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